Schedule of Deductible Temporary Differences and Unused Tax Losses (Details) - Unused tax losses [member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 2,119,858
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2027
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 153,117	530,466
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	N/A
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 5,718,041
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	N/A
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses		$ 4,724,218
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	NA	No Expiry
Noncapital losses [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 28,385,944	$ 17,506,229
Noncapital losses [member] | Canada [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 3,995,237
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2042
Noncapital losses [member] | USA [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 16,533,694	$ 16,638,773
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	indefinite	indefinite
Noncapital losses [member] | Turkey [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 723,950	$ 867,456
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2024 to 2027	2024 to 2026
Noncapital losses [member] | Bulgaria [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 2,401
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2027